Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Loss for the year	$ (28,074)	$ (5,893)	$ (5,569)
Adjustments:
Depreciation	235	178	7
Finance expenses (income), net	15,462	(1,479)	(2,257)
Share-based payments	2,645	1,273	773
Income in regards with settlement with a minority shareholder of a subsidiary (see Note 5A)			(894)
Total adjustments	(9,732)	(5,921)	(7,940)
Changes in assets and liabilities:
Changes in trade receivables and other current assets	501	62	(1,111)
Changes in accounts payable	(2,330)	503	393
Changes in other payables	(511)	(77)	241
Changes in post-employment benefit liabilities	(20)	(148)	(63)
Changes in assets and liabilities, total	(2,360)	340	(540)
Net cash used in operating activities	(12,092)	(5,581)	(8,480)
Cash flows from investing activities:
Cash assumed as part of acquisition of FameWave (See Note 5B)	69
Investment in financial assets and loan granted (See Note 5B)		(2,100)
Decrease (increase) in short and long term deposits	(49,618)	1,511	1,967
Interest received	110	151	93
Acquisition of fixed assets	(156)	(11)	(16)
Net cash provided by (used in) investing activities	(49,595)	(449)	2,044
Cash flows from financing activities:
Proceeds from issuance of ADSs	27,925	2,594	4,683
ADS issuance expenses paid	(2,074)	(264)	(407)
Proceeds from issuance of warrants	26,574	3,406	3,467
Warrants issuance expenses paid	(3,281)	(347)	(301)
Proceeds from exercise of warrant	19,547	43	515
Repayment of lease liability	(179)	(171)
Interest paid	(24)	(28)	(169)
Net cash provided by financing activities	68,488	5,233	7,788
Net increase (decrease) in cash and cash equivalents	6,801	(797)	1,352
Cash and cash equivalents at the beginning of the year	4,385	5,163	3,947
Effect of translation adjustments on cash and cash aquivalents	61	19	(136)
Cash and cash equivalents at end of the year	11,247	4,385	5,163
Non- Cash activities:
Reclassification of non-tradable derivatives until registered for trading	$ 27,386	$ 1,934	$ 567